Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31
	2023	2022
A. Composition:

Trade receivables	2,468	2,790
Less expected credit loss (see Note C below)	(16)	(16)

Trade receivables, net	2,452	2,774

Schedule of Three-level Provision Matrix	Three-level provision matrix
	Default rate	As of December 31, 2023	ECL	Default rate	As of December 31, 2022	ECL

Key customers IL	0.1%	2,062	2	0.1%	2,098	2
Other customers	3.5%	406	14	2.1%	676	14
Total		2,468	16		2,774	16